Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2017
Accrued Expenses and Other Payables [Abstract]
Accrued Expenses and Other Payables	(12) Accrued Expenses and Other Payables Accrued expenses and other payables consisted of the following:
	December 31,2017		December 31,2016
	RMB	US$	RMB
Other payables	5,268	810	5,204
	5,268	810	5,204